Segmented Information - Schedule of Sales to External Customers and Long-Lived Assets by Geographical Areas (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	$ 292,759	$ 302,317	$ 270,948
Long-lived assets, total	28,929	28,135	27,598
Net Sales, total	292,759	302,317	270,948
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	158,834	163,027	144,903
Long-lived assets, total	18,966	20,330	20,232
Net Sales, total	158,834	163,027	144,903
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	133,925	139,290	126,045
Long-lived assets, total	9,963	7,805	7,366
Net Sales, total	133,925	139,290	126,045
Jewelry and Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	164,492	172,487	159,306
Net Sales, total	164,492	172,487	159,306
Timepieces [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	128,267	129,830	111,642
Net Sales, total	$ 128,267	$ 129,830	$ 111,642